Filed with the Securities and Exchange Commission on August 11, 2023.
REGISTRATION NO. 333-256256
REGISTRATION NO. 811‑22886

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 5	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 61	☒

EQUITABLE AMERICA VARIABLE ACCOUNT K
(EXACT NAME OF TRUST)
EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
(NAME OF DEPOSITOR)

525 Washington Boulevard
Jersey City, New Jersey 07310
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: 212‑554‑1234

Shane Daly
Vice President and Associate General Counsel
Equitable Financial Life Insurance Company of America
525 Washington Boulevard, Jersey City, NJ 07310
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous
It is proposed that this filing will become effective: (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(l) of Rule 485
☐	on (date) pursuant to paragraph (a)(l) of rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.
Title of Securities Being Registered:
Units of interest in Equitable America Variable Account K

EXPLANATORY NOTE
This Post-Effective Amendment No. 5 (“PEA”) to the Form N-6 Registration Statement No. 333-256256 (“Registration Statement”) of Equitable Financial Life Insurance Company of America and its Equitable America Variable Account K is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement and Part C. This Post-Effective Amendment No. 5 incorporates by reference the information contained in Part A of Post-Effective Amendment No. 3, filed on April 20, 2023, and in Part B of Post-Effective Amendment No. 4, filed on May 23, 2023.

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated August 11, 2023 to the current variable annuity and life prospectuses listed below

This Supplement updates certain information in the most recent prospectus (the “Prospectus”) for the variable annuity contracts and life policies listed in this Supplement. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Special terms not defined in this Supplement have the same meaning as in the Prospectus. We will send you another copy of the Prospectus or any prior supplement thereto without charge upon request. For additional information, please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding a proposed reorganization involving Portfolios of EQ Premier VIP Trust underlying your contract or policy (the “Reorganization”).

Subject to shareholder approval, effective on or about November 11, 2023 (the “Reorganization Date”), each Portfolio of EQ Premier VIP Trust (an “Acquired Trust Portfolio”) will reorganize into a substantially identical, newly created Portfolio of EQ Advisors Trust (an “Acquiring Trust Portfolio”). The investment objectives, policies, principal strategies, principal risks, and the fees and expenses of each Acquired Trust Portfolio and corresponding Acquiring Trust Portfolio are substantially identical, and Equitable Investment Management Group, LLC, will remain as the Portfolio’s Investment Manager. Additional information about the Reorganization can be found in the combined proxy statement/prospectus by EQ Advisors Trust.

The table below lists the Acquired and Acquiring Trust Portfolios involved in the Reorganization. Please note that not all Acquired Trust Portfolios may be available currently under your contract or policy.

Acquired Trust Portfolios of EQ Premier VIP Trust	Reorganization on or about November 11, 2023	Acquiring Trust Portfolios of EQ Advisors Trust

•   EQ/Aggressive Allocation

•   EQ/Moderate-Plus Allocation

•   EQ/Moderate Allocation

•   EQ/Conservative-Plus Allocation

•   EQ/Conservative Allocation

•   Target 2015 Allocation

•   Target 2025 Allocation

•   Target 2035 Allocation

•   Target 2045 Allocation

•   Target 2055 Allocation

•   EQ/Core Plus Bond

•   EQ/Aggressive Allocation

•   EQ/Moderate-Plus Allocation

•   EQ/Moderate Allocation

•   EQ/Conservative-Plus Allocation

•   EQ/Conservative Allocation

•   Target 2015 Allocation

•   Target 2025 Allocation

•   Target 2035 Allocation

•   Target 2045 Allocation

•   Target 2055 Allocation

•   EQ/Core Plus Bond

If the Reorganization is approved by shareholders, then on the Reorganization Date:

—
Each Acquired Trust Portfolio under your contract or policy will be removed as an investment option, and the corresponding Acquiring Trust Portfolio will be added as an available investment option (subject to any applicable allocation restrictions). All references in the Prospectus to the EQ Premier VIP Trust will be deleted in their entirety and replaced with references to EQ Advisors Trust.

—
If you have account value allocated to an Acquired Trust Portfolio, your contract or policy will be automatically credited with interest in the corresponding Acquiring Trust Portfolio. Your interest in the Acquiring Trust Portfolio immediately after the Reorganization will be equal to your interest in the removed Acquired Trust Portfolio immediately prior to the Reorganization. There will be no financial impact on your contract or policy.

—	You will not bear any of the expenses related to the Reorganization, and the Reorganization will not result in any tax consequences for you.

—
All allocation elections and instructions that include the Acquired Trust Portfolios will be automatically updated to replace the Acquired Trust Portfolios with the corresponding Acquiring Trust Portfolios.

New Biz/Inforce – 498 Annuities/Life	Catalog No. 800079
#884311

No action is required on your part. You may continue to transfer your account value between and among the investment options prior to and after the Reorganization, as usual. For more information, please contact your financial professional or contact our customer service representative.

Acquired Trust Portfolios	Contract or Policy

Target 2015 Allocation	Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program

Target 2025 Allocation Target 2035 Allocation Target 2045 Allocation Target 2055 Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer- Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; Survivorship Incentive LifeSM Legacy

EQ/Aggressive Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer- Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select); Investment Edge® 15.0; Investment Edge® 21; Retirement Cornerstone® Series 1.0; Retirement Cornerstone® Series 11; Retirement Cornerstone® Series 12.0

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive LifeSM Legacy; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

EQ/Moderate-Plus Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select); Investment Edge® 15.0; Investment Edge® 21; Retirement Cornerstone® Series 1.0; Retirement Cornerstone® Series 11; Retirement Cornerstone® Series 12.0

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive Life LegacySM; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

2

Acquired Trust Portfolios	Contract or Policy

EQ/Moderate Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); Variable Immediate Annuity; EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; 300+ Series; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select); Investment Edge® 15.0; Investment Edge® 21; Retirement Cornerstone® Series 1.0; Retirement Cornerstone® Series 11; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone 19 Series E

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive LifeSM Legacy; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

EQ/Conservative-Plus Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select)

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive LifeSM Legacy; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

EQ/Conservative Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer- Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select); Investment Edge® 15.0; Investment Edge® 21;

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive LifeSM Legacy; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

3

Acquired Trust Portfolios	Contract or Policy

EQ/Core Plus Bond
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); Variable Immediate Annuity; EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer- Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; 300+ Series; Members Retirement Program; American Dental Association Members Retirement Program; Retirement Investment Account®; Accumulator® Series 11.0; Accumulator® Series 13.0; Accumulator® Series 13A; Investment Edge® 15.0; Investment Edge® 21; Retirement Cornerstone® Series 1.0; Retirement Cornerstone® Series 11; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 19; Retirement Cornerstone 19 Series E

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; Survivorship Incentive Life Legacy®; VUL Legacy®; VUL Optimizer; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

Variable Annuity and Life Product List

Annuity Contracts

300+ Series
Accumulator®[1]
Accumulator® Elite®[1]
Accumulator® Plus®[1]
Accumulator® Select®[1]
Accumulator® Series 11.0
Accumulator® Series 13.0
Accumulator® Series 13A
American Dental Association Members Retirement Program
EQUI-VEST® Employer Sponsored Retirement Plans
EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM
EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM
EQUI-VEST® New Jersey ACTS
EQUI-VEST® (Series 100‑500)
EQUI-VEST® (Series 201)
EQUI-VEST® (Series 202)
EQUI-VEST® (Series 700)
EQUI-VEST® (Series 701
EQUI-VEST® (Series 800)
EQUI-VEST® (Series 801)
EQUI-VEST® (Series 900)
EQUI-VEST® (Series 901)
EQUI-VEST® (Series 902)
Investment Edge® 15.0
Investment Edge® 21
Members Retirement Program
Momentum
Momentum Plus

Retirement Investment Account®
Retirement Cornerstone® Series
Retirement Cornerstone® Series 12.0
Retirement Cornerstone® Series 13.0
Retirement Cornerstone® Series 15.0
Retirement Cornerstone® Series 15A
Retirement Cornerstone® Series 15B
Retirement Cornerstone® Series 17
Retirement Cornerstone® Series 17 Series E
Retirement Cornerstone® Series 19
Retirement Cornerstone® Series 19 Series E
Variable Immediate Annuity

Life Policies

COIL Institutional SeriesSM (Series 160)
COIL Institutional SeriesSM (Series 162)
Equitable AdvantageSM
Incentive Life®
Incentive Life® ’02
Incentive Life® ’06
Incentive Life Legacy®
Incentive Life Legacy® II
IncentiveLife Legacy® III
Incentive Life Optimizer®
Incentive Life Optimizer® II
IncentiveLife Optimizer® III
Survivorship Incentive LifeSM Legacy
VUL Legacy®
VUL Optimizer®
VUL Survivorship

[1]	Not applicable for Accumulator Series 9.0

4

Equitable Financial Life Insurance Company
Equitable Financial Life Insurance Company of America

Supplement dated August 11, 2023 to the current variable annuity and life prospectuses, initial summary prospectuses and updating summary prospectuses listed below

This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses and/or updating summary prospectuses for variable annuity contracts and life policies and in any, notice and supplements to those prospectuses, initial summary prospectuses and/or updating summary prospectuses (collectively, the “Prospectuses” listed in this Supplement). You should read this Supplement in conjunction with your Prospectuses and retain it for future reference. Special terms not defined in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

This Supplement updates certain information for Portfolio Companies listed in the Appendix in the Prospectuses. No new Portfolio Companies are being added as investment options under any contract or policy.

EQ/T. Rowe Price Growth Stock Portfolio (the “Portfolio”) Fund Name, Investment Adviser, Current Expenses and Sub‑Adviser Changes

Effective on or about July 31, 2023, the current sub‑adviser was removed, while the Investment Adviser, Equitable Investment Management Group, LLC, will remain as the Portfolio’s Investment Manager. Additionally, the Portfolio’s Current Expenses will be reduced and the Portfolio’s name was changed, as described in the table below. Accordingly, all references to the Portfolio in the Prospectus are also changed.

	Current Portfolio Name		New Portfolio Name
Portfolio Name	EQ/T. Rowe Price Growth Stock Portfolio*		EQ/JPMorgan Growth Stock Portfolio
Portfolio Sub‑Adviser	T. Rowe Price Associates, Inc.		J.P. Morgan Investment Management Inc.
Current Expenses	Class IA and Class IB Shares	Class K Shares	Class IA and Class IB Shares	Class K Shares
	1.00%^	0.75%^	0.96%^	0.71%^
*	The former name may continue to be used in certain documents for a period of time after the date of this Supplement.
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Variable Annuity and Life Product List

Annuity Contracts

Accumulator® Series 11.0

Accumulator® Series 13.0

Accumulator® Series 13A

American Dental Association Members Retirement Program

EQUI-VEST® At Retirement ‘06 (Contracts purchased prior to July 20, 2009)

EQUI-VEST® Employer Sponsored    Retirement Plans

EQUI-VEST® Employer-Sponsored Retirement Plans    TSA AdvantageSM

EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM

EQUI-VEST® New Jersey ACTS

EQUI-VEST® (Series 100‑500)

EQUI-VEST® (Series 201)

EQUI-VEST® (Series 202)

EQUI-VEST® (Series 700)

EQUI-VEST® (Series 701

EQUI-VEST® (Series 800)

EQUI-VEST® (Series 801)

EQUI-VEST® (Series 900)

EQUI-VEST® (Series 901)

EQUI-VEST® (Series 902)

Investment Edge®

Investment Edge® 15.0

Investment Edge® 21

Members Retirement Program

Momentum

Momentum Plus

Retirement Investment Account®

Retirement Cornerstone® Series

Retirement Cornerstone® Series 12.0

Retirement Cornerstone® Series 13.0

New Biz/Inforce/SAR - 498 convert and GW MAD Annuities/Life	Catalog No. 800077
#397642

Retirement Cornerstone® Series 15.0

Retirement Cornerstone® Series 15A

Retirement Cornerstone® Series 15B

Retirement Cornerstone® Series 15.0 Series E

Retirement Cornerstone® Series 15A Series E

Retirement Cornerstone® Series 15B Series E

Retirement Cornerstone® Series 17

Retirement Cornerstone® Series 17 Series E

Retirement Cornerstone® Series 19

Retirement Cornerstone® Series 19 Series E

Life Policies

COIL Institutional SeriesSM (Series 160)

COIL Institutional SeriesSM (Series 162)

Corporate Owned Incentive Life®

Corporate Sponsored Variable Universal Life

Equitable AdvantageSM

Incentive Life®

Incentive Life® ’02

Incentive Life® ’06

Incentive Life Legacy®

Incentive Life Legacy® II

IncentiveLife Legacy® III

Incentive Life Optimizer®

Incentive Life Optimizer® II

IncentiveLife Optimizer® III

Survivorship Incentive LifeSM ‘99

Survivorship Incentive LifeSM ‘02

Survivorship Incentive LifeSM Legacy

VUL Legacy®

VUL Optimizer®

VUL Survivorship

2

PART C

OTHER INFORMATION

Item 30.	Exhibits

(a)	Board of Directors Resolutions.

(1)

Secretary’s Certificate certifying the (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account K, incorporated herein by reference to Exhibit 26(a)(1) to Registration Statement on Form N-6 (File No. 333-191149) filed on December 10, 2013.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts.

(1)

Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, is incorporated herein by reference to the registration statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

(a)(i)

Form of the First Amendment dated as of October 1, 2013 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

(a)(ii)

Second Amendment dated as of August 1, 2015 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

(2)

Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

(3)

Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(4)

General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(a)

First Amendment dated as of August 1, 2006 to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

(b)

Second Amendment dated as of April 1, 2008 to General Agent Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC incorporated herein by reference to Exhibit (d) (ii) to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(c)

Form of THIRD AMENDMENT to General Agent Sales Agreement dated as of October 1, 2013 by and between MONY LIFE INSURANCE COMPANY OF AMERICA and AXA NETWORK, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 21, 2015.

(d)

Form of Fourth Amendment to General Agent Sales Agreement, dated as of October 1, 2014 by and between MONY LIFE INSURANCE COMPANY OF AMERICA (“MONY America”) and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 21, 2015.

(e)

Fifth Amendment to General Agent Sales Agreement, dated as of June 1, 2015 by and between MONY LIFE INSURANCE COMPANY OF AMERICA (“MONY America”) and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, previously filed with this Registration Statement on Form N-6 (File No. 333-207014) on December 23, 2015.

(f)

Sixth Amendment to General Agent Sales Agreement, dated as of August 1, 2015, by and between MONY Life Insurance Company of America (“MONY America”), an Arizona life insurance company, and AXA NETWORK, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 19, 2019.

(g)

Seventh Amendment to the General Agent Sales Agreement, dated as of April 1, 2016, is by and between MONY Life Insurance Company of America (“MONY America”), an Arizona life insurance company, and AXA Network, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 19, 2019.

(h)

Eighth Amendment to the General Agent Sales Agreement, dated as of November 1, 2019 is by and between MONY Life Insurance Company of America (“MONY America”), an Arizona life insurance company, and AXA Network, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-229238) filed on April 21, 2021.

(i)

Ninth Amendment to the General Agent Sales Agreement, dated as of October 1, 2020 is by and between Equitable Financial Life Insurance Company of America (“EFLOA”), an Arizona life insurance company, and Equitable Network, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-229238) filed on April 21, 2021.

(j)

Tenth Amendment to the General Agent Sales Agreement, dated as of September 1, 2021 is by and between Equitable Financial Life Insurance Company of America (“Equitable America”), an Arizona life insurance company, and Equitable Network, LLC, a Delaware limited liability company (“General Agent”), previously filed with this Registration Statement, File No. 333-256256 on Form N-6 on April 21, 2022.

(k)

Eleventh Amendment to the General Agent Sales Agreement, dated as of November 1, 2021 is by and between Equitable Financial Life Insurance Company of America (“Equitable America”), an Arizona life insurance company, and Equitable Network, LLC, a Delaware limited liability company (“General Agent”), previously filed with this Registration Statement, File No. 333-256256 on Form N-6 on April 21, 2022.

(5)

Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(d)	Contracts.

(d)(i)	Form of Flexible Premium Variable Adjustable Life Insurance Policy (ICC21-21-100), incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on May 18, 2021.

(d)(ii)	Charitable Legacy Rider, (ICC22-R22-CLR), incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on April 20, 2023.

(d)(iii)	Accelerated Death Benefit Rider (ICC11-R11-90) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-207014) filed on December 23, 2015.

(d)(iv)	Variable Indexed Option Rider (R22-VIOS), incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on April 20, 2023.

(d)(v)	Policy Continuation Rider (ICC20-R12-30) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on May 18, 2021.

(d)(vi)	No Lapse Guarantee Rider (ICC15-R15-220) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-207014) filed on December 23, 2015.

(d)(vii)	Unisex Endorsement (ICC20-S.20-UNISEX) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on May 18, 2021.

(d)(viii)	Variable Index Option Rider (ICC15-R15-200) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-207015) filed on December 23, 2015.

(d)(ix)	Aviation Exclusion Rider (ICC14-R14-80) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103199) filed on April 24, 2015.

(d)(x)	Military Aviation Exclusion Rider (ICC14-R14-100) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103199) filed on April 24, 2015.

(d)(xi)	Aerial Activities Exclusion Rider (ICC1-R14-110) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103199) filed on April 24, 2015.

(d)(xii)	Racing Activities Exclusion Rider (ICC14-R14-120) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103199) filed on April 24, 2015.

(e)	Applications.

(e)(i)	Application for Individual Life Insurance (ICC20-TCONV-App), incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on May 18, 2021.

(e)(ii)	Application for Individual Life Insurance (ICC20-MAX-Supp), incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on May 18, 2021.

(e)(iii)	Application for Individual Life Insurance (ICC19-Life-App), incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on May 18, 2021.

(e)(iv)	Application for Individual Life Insurance (ICC19-VUL-Supp), incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on May 18, 2021.

(e)(v)	Application for Individual Life Insurance (ICC19-IUL-Supp), incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on May 18, 2021.

(e)(vi)	Application for Individual Life Insurance (ICC19-Owner-App), incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on May 18, 2021.

(e)(vii)	Application for Individual Life Insurance (ICC19-FRN-App), incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on May 18, 2021.

(e)(viii)	Application for Individual Life Insurance (ICC19-TIA), incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on May 18, 2021.

(e)(ix)	Application for Individual Life Insurance (ICC19-BUS-App), incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on May 18, 2021.

(e)(x)	Application for Individual Life Insurance (ICC19-Trust-App), incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on May 18, 2021.

(e)(xi)	Application for Individual Life Insurance (ICC19-JUV-App), incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on May 18, 2021.

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(1)

Articles of Restatement of the Articles of Incorporation of Equitable Financial Life Insurance Company of America (as Amended December 13, 2019) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

(2)

By-Laws of Equitable Financial Life Insurance Company of America (as Amended December 13, 2019) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

(3)

Amended and Restated By-Laws of Equitable Financial Life Insurance Company of America dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-6 (file No. 333-229238) filed on April 21, 2021.

(g)	Reinsurance Contracts.

(g)(i)

Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(g)(i)(a)

Amendment No. 1 effective April 1, 2010 to the Automatic Reinsurance Agreement between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(g)(ii)

Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Hannover Life Reassurance Company of America, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(g)(iii)

Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc., incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(g)(iii)(a)

Amendment No. 1 effective July 15, 2011 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc. , incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(g)(iv)

Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and General Re Life Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(g)(v)

Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and RGS Reinsurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(h)	Participation Agreements.

(1)

Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(1)(a)

AMENDED AND RESTATED PARTICIPATION AGREEMENT, made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company (“MONY”), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an “Account”), EQ ADVISORS TRUST, a business trust organized under the laws of the State of Delaware (“Trust”) and AXA DISTRIBUTORS, LLC, a Delaware limited liability company(the “Distributor”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2010.

(a)(i)

Amendment No. 1, dated as of June 4, 2013 (“Amendment No. 1”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2010.

(a)(ii)

Amendment No. 2, dated as of October 21, 2013 (“Amendment No. 2”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2010.

(a)(iii)

Amendment No. 3, dated as of November 1, 2013 (“Amendment No. 3”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 11, 2014.

(a)(iv)

Amendment No. 4, dated as of April 4, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

(a)(v)

Amendment No. 5, dated as of June 1, 2014 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

(a)(vi)

Amendment No. 6, dated as of July 16, 2014 (“Amendment No. 6”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on February 5, 2015.

(a)(vii)

Amendment No. 7, dated as of July 16, 2014 (“Amendment No. 7”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 16, 2015.

(a)(viii)

Amendment No. 8, dated as of December 21, 2015 (“Amendment No. 8”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

(a)(ix)

Amendment No. 9, dated as of December 9, 2016 (“Amendment No. 9”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

(a)(x)

Amendment No. 10 dated as of May 1, 2017 to the Amended and Restated Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed April 28, 2017.

(a)(xi)

Amendment No. 11 dated as of November 1, 2017 to the Amended and Restated Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed October 27, 2017.

(a)(xii)

Amendment No. 12 dated as of July 12, 2018 to the Amended and Restated Participation Agreement among the EQ Advisor Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 31, 2018.

(a)(xiii)

Amendment No. 13 dated as of December 6, 2018 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

(a)(xiv)

Amendment No. 14 dated July 16, 2020 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

(a)(xv)

Amendment No. 15 dated February 1, 2021 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

(a)(xvi)

Amendment No. 16 dated as of February 26, 2021, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 29, 2021.

(a)(xvii)

Amendment No. 17 dated July 22, 2021, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on September 24, 2021.

(a)(xviii)

Amendment No. 18 dated January 13, 2022 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 28, 2022.

(2)

Participation Agreement — among AXA Premier VIP Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-134304) on August 25, 2006.

(2)(a)

Amended and Restated Participation Agreement made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company (“MONY”), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an “Account”), AXA PREMIER VIP TRUST, a business trust organized under the laws of the State of Delaware (“Trust”) and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the “Distributor”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(a)(i)

Amendment No. 1, dated as of October 21, 2013 (“Amendment No. 1”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(a)(ii)

Amendment No. 2, dated as of November 1, 2013 (“Amendment No.2”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”)., incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on February 11, 2014.

(a)(iii)

Amendment No. 3, dated as of April 18, 2014 (“Amendment No. 3”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(a)(iv)

Amendment No. 4, dated as of July 8, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(a)(v)

Amendment No. 5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

(3)

Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(i)

Amendment No. 1, dated April 1, 2010, to the Fund Participation Agreement (the “Agreement”) among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., (together, the “Parties”), adding MONY Life Insurance Company of America as a Party to the Agreement incorporated herein by reference to the Registration Statement (File No. 2-30070) filed on April 18, 2017.

(ii)

Amendment No. 2 dated May 1, 2012 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(iii)

Amendment No. 3 dated September 5, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(iv)

Amendment No.4, dated October 14, 2013, to the Participation Agreement (the “Agreement”), dated October 23, 2009, as amended, by and among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc, and MONY Life Insurance Company of America .(the “Company”, (collectively, the “Parties”), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

(v)

Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(vi)

Amendment No. 6 dated April 28, 2017 to the Participation Agreement dated October 23, 2009 among Ivy Distributors, Inc., Ivy Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(vii)

Amendment No. 7 dated August 28, 2020, to the Participation Agreement dated October 23, 2009 among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(viii)

Amendment No. 8 dated December 8, 2020, to the Participation Agreement dated October 23, 2009 among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(ix)

Consent to Assignment of Participation Agreement dated October 23, 2009, among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256), filed on April 21, 2021.

(4)

Amended and Restated Participation Agreement dated April 16, 2010 among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

(i)

First Amendment, effective October 24 , 2013 to the Amended and Restated Participation Agreement, (the “Agreement’”), dated April 16, 2010, as amended, by and among MONY Life Insurance Company of America (the “Company”), and Fidelity Distributors Corporation; and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively, the ‘‘Parties”), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

(ii)

Second Amendment, effective December 2, 2020, to Amended and Restated Participation Agreement dated April 16, 2010, by and among MONY Life Insurance Company of America, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V and Fidelity Distributors Company LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on December 16, 2020.

(iii)

Third Amendment, effective January 27, 2021 to Participation Agreement dated April 16, 2010, by and among Equitable Financial Life Insurance Company of America, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V and Fidelity Distributors Company LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-266576) filed on December 16, 2022.

(iv)

Fourth Amendment, effective August 11, 2022, to Participation Agreement dated April 16, 2010, by and among Equitable Financial Life Insurance Company of America, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V and Fidelity Distributors Company LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-266576) filed on December 16, 2022.

(5)

Participation Agreement dated May 1, 2003 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

(i)

Amendment No. 3 dated as of May 1, 2010 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

(ii)

Amendment No. 4 dated as of August 30, 2013 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC, previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

(iii)

Amendment No. 5 effective as of May 1, 2012 to Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(iv)

Amendment No. 6, dated as of December 1, 2020, to Participation Agreement dated July 1, 2005, as amended, among Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Distributors LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on December 16, 2020.

(v)

Amendment No. 7, dated as of February 12, 2021, to Participation Agreement dated July 1, 2005, as amended, among Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Distributors LLC, previously filed with this Registration Statement, File No. 333-256256 on Form N-6 on April 21, 2022.

(6)

Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and MONY Life Insurance Company of America, incorporated herein by reference to registration statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(i)

Third Amendment dated October 20, 2009 to the Participation Agreement, (the “Agreement”) dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(ii)

Fifth Amendment, effective October 17, 2013 to that certain Participation Agreement, (the “Agreement”), dated December 1, 2001, as amended, by and among MONY Life Insurance Company of America (the “Company”), PIMCO Variable Insurance Trust and PIMCO Investments LLC (collectively, the “Parties”), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

(iii)

Sixth Amendment, effective January 1, 2021 to the Participation Agreement dated December 1, 2001 by and among Equitable Financial Life Insurance Company of America, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-6 (333-229238) filed on April 21, 2021.

(iv)

Seventh Amendment, entered into effective May 1, 2021 to the Participation Agreement dated December 1, 2001 by and among MONY Life Insurance Company, Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, previously filed with this Registration Statement, File No. 333-256256 on Form N-6 on April 21, 2022.

(v)

Eighth Amendment, entered into effective October 7, 2021 to the Participation Agreement dated December 1, 2001 by and among MONY Life Insurance Company, Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, previously filed with this Registration Statement, File No. 333-256256 on Form N-6 on April 21, 2022.

(7)

Participation Agreement dated October 1, 2013, by and among AXA Equitable Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(i)

First Amendment to Participation Agreement entered into as of May 1, 2021 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(ii)

Second Amendment to Participation Agreement entered into as of October 7, 2021 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(iii)

Third Amendment to Participation Agreement entered into as of October 11, 2022 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-229766) filed on February 3, 2023.

(8)

Participation Agreement dated October 21, 1998 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

(i)

Amendment No. 2 dated April 12, 2010 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

(ii)

Third Amendment, effective October 8, 2013 to the Participation Agreement (the “Agreement”), dated October 21, 1998, as amended, by and among MONY Life Insurance Company of America (the “Company”), T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., and T. Rowe Price Investment Services, Inc. (collectively, the “Parties”), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

(iii)

Fourth Amendment, effective May 1, 2021 to the Participation Agreement dated October 21, 1998, as amended, by and among Equitable Financial Life Insurance Company of America, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Series, Inc., incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on April 20, 2023.

(iv)

Amendment No. 5, effective June 6, 2022 to the Participation Agreement dated October 21, 1998, as amended (the “Agreement”) among Equitable Financial Life Insurance Company of America, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., filed with this Registration Statement on Form N-6 on July 27, 2022.

(9)

Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

(i)

First Amendment, effective April 19, 2013 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (2-30070) filed on April 20, 2021.

(ii)

Second Amendment, effective October 8, 2013 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256251) filed on May 18, 2021.

(iii)

Third Amendment, effective September 10, 2020 to the Participation Agreement dated January 2,2013, as amended, by and among AXA Equitable Life Insurance Company, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to to Registration Statement on Form N-4 (2-30070) filed on April 20, 2021.

(iv)

Fourth Amendment, effective November 18, 2020 to the Participation Agreement dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (333-248907) filed on December 16, 2020.

(v)

Fifth Amendment, effective February 5, 2021 to the Participation Agreement dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, previously filed with this Registration Statement, File No. 333-256256 on Form N-6 on April 21, 2022.

(10)

Participation Agreement, by and among MONY Life Insurance Company of America, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

(i)

Amendment No. 1 to Participation Agreement effective November 29, 2018, to Participation Agreement dated August 27, 2010, by and among MONY Life Insurance Company of America, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-229238) on April 21, 2021.

(ii)

Second Amendment to Participation Agreement effective October 1, 2020, to Participation Agreement dated August 27, 2010, by and among Equitable Financial Life Insurance Company of America, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-229238) on April 21, 2021.

(iii)

Second (Third) Amendment to Participation Agreement effective December 17, 2020, to Participation Agreement dated August 27, 2010, by and among Equitable Financial Life Insurance Company of America, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-229238) on April 21, 2021.

(11)

Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(i)

Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement (File No. 333- 178750) on April 25, 2012.

(ii)

Amendment No. 4, effective August 27, 2013 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

(iii)

Amendment No. 5, executed as of September 12, 2014 and effective as of October 1, 2014 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(iv)

Amendment No. 6, effective as of September 17, 2018 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 17, 2019.

(v)

Amendment No. 7, entered into as of December 15, 2020, to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Fund II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-229238) on April 21, 2021.

(vi)

Amendment to Fund Participation Agreement, entered into December 30, 2020, and is made effective July 1, 2020, to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Funds II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, previously filed with this Registration Statement, File No. 333-256256 on Form N-6 on April 21, 2022.

(vii)

Amendment to Fund Participation Agreement, entered into July 1, 2021 to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Funds II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, previously filed with this Registration Statement, File No. 333-256256 on Form N-6 on April 21, 2022.

(12)

Participation Agreement by and between MONY Life Insurance Company of America, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investors Services, LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-229238) on April 21, 2021.

(i)

Amendment No. 1, effective March 28, 2014, to the Participation Agreement dated December 1, 2010, by and among MONY Life Insurance Company of America, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investors Services, LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-229238) on April 21, 2021.

(ii)

Amendment No. 2, effective October 1, 2014, to the Participation Agreement dated December 1, 2010, by and among MONY Life Insurance Company of America, Legg Mason Global Asset Management Variable Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investors Services, LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-229238) on April 21, 2021.

(iii)

Amendment No. 3, effective December 4, 2020, to the Participation Agreement dated December 1, 2010, by and among Equitable Financial Life Insurance Company of America, Legg Mason Global Asset Management Variable Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investors Services, LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-229238) on April 21, 2021.

(iv)

Amendment No. 4 effective March 3, 2021 to Participation Agreement dated December 1, 2010 among MONY Life Insurance Company of America, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333- 248907) filed on April 22, 2021.

(v)

Amendment No. 5, effective September 19, 2022, to the Participation Agreement dated December 1, 2010, by and among Equitable Financial Life Insurance Company of America, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC, Franklin Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4 (333-248907) filed on February 3, 2023.

(13)

Participation Agreement dated July 12, 2000 by and between MONY Life Insurance Company of America and Janus Aspen Series, previously filed with this Registration Statement, File No. 333-256256 on Form N-6 on April 21, 2022.

(i)

First Amendment to Fund Participation Agreement effective October 1, 2002 to Fund Participation Agreement dated July 12, 2000 by and among Janus Aspen and MONY Life Insurance Company of America, previously filed with this Registration Statement, File No. 333-256256 on Form N-6 on April 21, 2022.

(ii)

Second Amendment to Fund Participation Agreement effective May 1, 2003 to Fund Participation Agreement dated July 12, 2000 by and among Janus Aspen and MONY Life Insurance Company of America, previously filed with this Registration Statement, File No. 333-256256 on Form N-6 on April 21, 2022.

(iii)

Fourth Amendment to Fund Participation Agreement effective February 10, 2021 to Fund Participation Agreement dated July 12, 2000 by and among Equitable Financial Life Insurance Company of America and Janus Aspen Series, previously filed with this Registration Statement, File No. 333-256256 on Form N-6 on April 21, 2022.

(iv)

Fifth Amendment to Fund Participation Agreement effective May 25, 2021 to Fund Participation Agreement dated July 12, 2000 by and among Equitable Financial Life Insurance Company of America and Janus Aspen Series, previously filed with this Registration Statement, File No. 333-256256 on Form N-6 on April 21, 2022.

(v)

Amendment to Fund Participation Agreement effective July 7, 2022, to Fund Participation Agreement dated July 12, 2000 by and among Equitable Financial Life Insurance Company of America and Janus Aspen Series, incorporated herein by reference to Registration on Form N-6 (File No. 333-256256 filed on April 20, 2023.

(14)

Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(i)

Amendment No. 1 dated October 28, 2016 to the Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(ii)

Amendment to Participation Agreement effective September 25, 2020, to Participation Agreement dated October 1, 2013 by and among AXA Equitable Life Insurance Company, VanEck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103199) filed on April 21, 2021.

(iii)

Third Amendment to Participation Agreement effective September 9, 2022, to Participation Agreement dated October 1, 2013 by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, VanEck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-229237) filed on April 20, 2023.

(i)	Administrative Contracts.

(i)

Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005 incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K filed on March 31, 2005.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion.

(i)	Opinion and consent of Shane Daly, Vice President and Associate General Counsel, filed herewith.

(l)	Actuarial Opinion.

(i)	Opinion and consent of Brian Lessing, FSA, MAAA, Vice President and Actuary, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on April 20, 2023.

(m)	Calculation.

(i)	Sample Calculation for Illustrations, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on April 20, 2023.

(n)	Other Opinions.

(i)	Consent of PricewaterhouseCoopers LLP, filed herewith.

(ii)	Powers of Attorney, filed herewith.

(o)	Omitted Financial Statements. No financial statements are omitted from Item 24.

(p)	Initial Capital Agreements. Not applicable.

(q)	Redeemability Exemption.

(i)

Description of Equitable Financial Life Insurance Company of America’s Issuance, Transfer and Redemption Procedures for Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940 dated August 16, 2021, previously filed with this Registration Statement on Form N-6 (File No. 333-256256), on April 21, 2021.

(r)	Form of Initial Summary Prospectuses.

(i)	Initial Summary Prospectus, previously filed with this Registration Statement on Form N-6 (File No. 333-256256) on August 17, 2021.

ITEM 31.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

*	The business address for all officers and directors of the Depositor is 525 Washington Boulevard, Jersey City, NJ 07310.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR

DIRECTORS

Francis Hondal	Director
10050 Suburban Drive
Pinecrest, FL 33156

Arlene Isaacs-Lowe	Director
1830 South Ocean Drive, #1411
Hallandale, FL 33009

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
135 Ridge Common
Fairfield, CT 06824

Craig MacKay	Director
England & Company
1133 Avenue of the Americas
Suite 2719
New York, NY 10036

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
20 East End Avenue, Apt 5C
New York, New York 10028

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*José Ramón González	Chief Legal Officer and Secretary

*Jeffrey J. Hurd	Chief Operating Officer

*Robin M. Raju	Chief Financial Officer

*Michael B. Healy	Chief Information Officer

*Nicholas Huth	Chief Compliance Officer

*William Eckert	Chief Accounting Officer

*Darryl Gibbs	Chief Diversity Officer

*David W. Karr	Signatory Officer

*Jessica Baehr	Signatory Officer

*Mary Jean Bonadonna	Signatory Officer

*Eric Colby	Signatory Officer

*Steven M. Joenk	Chief Investment Officer

*Kenneth Kozlowski	Signatory Officer

*Carol Macaluso	Signatory Officer

*Hector Martinez	Signatory Officer

*James McCravy	Signatory Officer

*James Mellin	Signatory Officer

*Hillary Menard	Signatory Officer

*Kurt Meyers	Deputy General Counsel and Signatory Officer

*Maryanne (Masha) Mousserie	Signatory Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Anthony Perez	Signatory Officer

*Antonio Di Caro	Signatory Officer

*Glen Gardner	Deputy Chief Investment Officer

*Shelby Holllister-Share	Signatory Officer

*Manuel Prendes	Signatory Officer

*Meredith Ratajczak	Chief Actuary

*Aaron Sarfatti	Chief Risk Officer and Chief Strategy Officer

*Stephen Scanlon	Signatory Officer

*Samuel Schwartz	Signatory Officer

*Stephanie Shields	Signatory Officer

*Joseph M. Spagnuolo	Signatory Officer

*Gina Tyler	Chief Communications Officer

*Constance Weaver	Chief Marketing Officer

*Stephanie Withers	Chief Auditor

*Yun (“Julia”) Zhang	Treasurer

ITEM 32.	Persons Controlled by or Under Common Control With the Depositor or Registrant

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Equitable Financial Life Insurance Company of America, an indirect wholly-owned subsidiary of Equitable Holdings, Inc.

Set forth below is the subsidiary chart for the Holding Company:

(a) Equitable Holdings, Inc. – Subsidiary Organization Chart: Q1-2023 incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on May 23, 2023.

Item 33. Indemnification

The By-Laws of Equitable Financial Life Insurance Company of America provide, in Article VI as follows:

SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and shall indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys’ fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a “contract right” may not be modified retroactively without the consent of such director, officer, employee or agent.

The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

The directors and officers of the Company are insured under policies issued by X. L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CNA, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. PRINCIPAL UNDERWRITERS

(a) Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of Equitable Financial, EQ Advisors Trust and of Equitable America Variable Accounts A, K, L and 70A. In addition, Equitable Advisors is the principal underwriter of Equitable Financial’s Separate Account 301.

(b) Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC.

(i)	EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Nicholas B. Lane	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Jessica Baehr	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Patricia Boylan	Broker Dealer Chief Compliance Officer

*Yun (“Julia”) Zhang	Director, Senior Vice President and Treasurer

*Nia Dalley	Vice President and Chief Conflicts Officer

*Brett Esselburn	Vice President, Investment Sales and Financial Planning

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Sean Donovan	Assistant Vice President

*Alan Gradzki	Assistant Vice President

*Janie Smith	Assistant Vice President

*James Mellin	Chief Sales Officer

*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

* Michael Cole	Vice President and Assistant Treasurer

*Constance (Connie) Weaver	Vice President

*Tony Richardson	Principal Operations Officer

*Michael Brudoley	Secretary

*Christine Medy	Assistant Secretary

*Francesca Divone	Assistant Secretary

(ii)	EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Jessica Baehr	Director, Executive Vice President and Head of Group Retirement

*Hector Martinez	Director, Executive Vice President and Head of Life Business

*Eric Brown	Senior Vice President

*James Crimmins	Senior Vice President

*James Daniello	Senior Vice President

*Michael B. Healy	Senior Vice President

*Patrick Ferris	Senior Vice President

*Brett Ford	Senior Vice President

*Bernard Heffernon	Senior Vice President

*David Kahal	Senior Vice President

*Fred Makonnen	Senior Vice President

*Matthew Schirripa	Senior Vice President

*David Veale	Senior Vice President

*Arielle D’Auguste	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Mark Teitelbaum	Senior Vice President

*Candace Scappator	Vice President, Chief Financial Officer, Principal Financial Officer and Principal Operations Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Francesca Divone	Secretary

*Richard Frink	Senior Vice President

*Michael J. Gass	Vice President

*Kathi Gopie	Vice President

*Timothy Jaeger	Vice President

*Jeremy Kachejian	Vice President

*Laird Johnson	Vice President

*Enrico Mossa	Assistant Vice President

*James C. Pazareskis	Assistant Vice President

*Caitlin Schirripa	Assistant Vice President

*Samuel Schwartz	Vice President

*Greg Seavey	Vice President

* Michael Cole	Assistant Treasurer

*Stephen Scanlon	Director, Executive Vice President and Head of Individual Retirement

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

Michael Brudoley	Assistant Secretary

*Christine Medy	Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(c)

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commission	Other Compensation
Equitable Advisors, LLC	N/A	$0	$0	$0
Equitable Distributors, LLC	N/A	$0	$0	$0

Item 35. Location of Accounts and Records

This information is omitted as it is provided in the Registrant’s most recent report on Form N-CEN.

Item 36. Management Services

All management contracts are discussed in Part A or Part B.

Item 37. Fee Representation

Equitable Financial Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Equitable Financial Life Insurance Company of America.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 11th day of August, 2023.

Equitable America Variable Account K
(Registrant)

Equitable Financial Life Insurance Company of America
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Joan Lamm-Tennant Daniel G. Kaye Arlene Isaacs-Lowe	Mark Pearson Bertram Scott George Stansfield	Charles G.T. Stonehill Craig MacKay Francis Hondal

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
August 11, 2023